Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events
9.	Subsequent Events

On May 9, 2017, the Company entered into a joint venture agreement with a borrower. The Company provided financing in exchange for the borrower’s ability to renovate and re-sell the property at a profit. The joint venture agreement calls for the profits to be split 70% to the borrower and 30% to the Company upon the sale of the property. The Company earned origination fees and closing fees at the consummation of the purchase and will earn interest at 12% during the term of the project. Profit allocations will be determined after the Company recovers all interest earned on the project. The Company’s investment in the project is $345,000.

Subsequent to March 31, 2017, the Company decided to foreclose on five properties and has retained counsel to protect the Company’s interests. Four properties are held by two borrowers with a total principal balance of $452,361. These properties are assessed at $686,480. The last property is held by a single borrower with a total principal balance of $58,000 and an assessed value of $205,700. The Company has obtained real property assessments and broker opinions of value for these properties. Based on these values, the Company has not recorded an impairment loss for these properties.

On April 10, 2017, the Company declared a dividend of $.05 per share to be paid to shareholders of record on April 17, 2017. The total amount of the dividend payment was $555,162.

11.	Subsequent Events

In March 2017, a property classified as real estate owned was sold resulting in a gain of $29,488.

In October 2016, a member formally requested redemption of his equity in the Company in the amount of approximately $2,120,000. (See Note 8). The member was redeemed in January 2017.

On October 27, 2016, we adopted the 2016 Equity Compensation Plan (the “Plan”). The purpose of the Plan is to align the interests of our officers, other employees, advisors and consultants or any subsidiary, if any, with those of our shareholders to afford an incentive to such officers, employees, consultants and advisors to continue as such, to increase their efforts on our behalf and to promote the success of our business. The basis of participation in the Plan is upon discretionary grants of awards by the board of directors. The Plan is administered by the Compensation Committee. The maximum number of common shares reserved for the grant of awards under the Plan is 1,500,000, subject to adjustment as provided in Section 5 of the Plan. As of December 31, 2016, approximately five individuals will be eligible to participate in the Plan, our two executive officers and three Independent Directors.

On February 8, 2017, the Company transferred all of its assets to Sachem Capital Corp., a New York corporation, in exchange for 6,283,237 common shares, par value $0.001 per share, of Sachem Capital Corp. and the assumption by Sachem Capital Corp. of all the Company’s liabilities, including the outstanding balance on the Bankwell Credit Line (the “Exchange”). In connection with the Exchange, Sachem Capital Corp. and Bankwell entered into the Second Amended and Restated Revolving Line of Credit Agreement, the principal terms of which are identical in all material respects to the Line of Credit Agreement between the Company and Bankwell. The Company plans to distribute the common shares it received in the Exchange to its members, pro rata in accordance with their capital account balances, and to then liquidate. Sachem Capital Corp. was formed in January 2016 and, until it consummated the exchange transaction described above, was not engaged in any trade or business or investment activity, had only nominal assets and no liabilities.

On February 9, 2017, Sachem Capital Corp issued and sold 2,600,000 of its common shares in an underwritten initial public offering at an initial public offering price per share of $5.00 (the “IPO”). The gross proceeds from the offering were $13 million and the net proceeds to Sachem Capital Corp., after deducting underwriting discounts and commissions and other offering expenses, from the sale of the common shares are estimated to be $11.2 million.

As a result of the Exchange and the IPO, Sachem Capital Corp. believes it qualifies as a Real Estate Investment Trust (REIT) for federal income tax purposes and intends to make the election to be taxed as a REIT when it files its 2017 federal income tax return. As a REIT, Sachem Capital Corp. is required to distribute at least 90% of its taxable income to its shareholders on an annual basis. Sachem Capital Corp.’s qualification as a REIT depends on its ability to meet on a continuing basis, through actual investment and operating results, various complex requirements under the Internal Revenue Code of 1986, as amended, relating to, among other things, the sources of its income, the composition and values of its assets, its compliance with the distributions requirements applicable to REITs and the diversity of ownership of its outstanding common shares. So long as it qualifies as a REIT, Sachem Capital Corp., generally, will not be subject to U.S. federal income tax on its taxable income distributed to its shareholders. However, if it fails to qualify as a REIT in any taxable year and does not qualify for certain statutory relief provisions, it will be subject to U.S. federal income tax at regular corporate rates and may also be subject to various penalties and may be precluded from re-electing REIT status for the four taxable years following the year during in which it lost its REIT qualification.